Others - Capital management, schedule of gearing ratios (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Others [Abstract]
Total liabilities	$ 39,528	$ 34,158
Total equity	$ 150,626	$ 147,015	$ 141,986	$ 139,406
Gearing ratio	0.26	0.23